DISPOSAL OF ASSETS - Summary of Disposal (Details) - 1 months ended Mar. 31, 2020 - 39 MW Portfolio - Thailand ฿ in Millions, $ in Millions	THB (฿)	USD ($)
Disclosure of detailed information about investment property [line items]
Proceeds	฿ 3,079	$ 94
Assets		114
Liabilities		(8)
Carrying value of net assets held for sale		106
Loss on disposal		$ (12)